Income Tax - Summary Of Components Of Income Tax Expense (Detail) - CAD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Major components of tax expense (income) [abstract]
Current income taxes	$ 3,363	$ 3,109	$ 13,135	$ (6,872)	$ 31,720
Deferred income taxes	258	(4,520)	43,422	14,174	31,476
Income tax expense from continuing operations	$ 3,621	$ (1,411)	$ 56,557	$ 7,302	$ 63,196